Income Taxes (Income Of U.S And Foreign Operations Before Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, United States	$ 631.7	$ 507.5	$ 429.3
Income (Loss) from Continuing Operations before Income Taxes, Foreign	775.9	606.3	370.9
Income (Loss) from Equity Method Investments	147.0	152.3	148.9
Income from Continuing Operations before Taxes	$ 1,554.6	$ 1,266.1	$ 949.1